Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Debt
During the year ended December 31, 2017, we issued the following Senior Notes to DT:

(in millions)	Principal Issuances (Redemptions)	Discounts (1)	Net Proceeds from Issuance of Long-Term Debt
4.000% Senior Notes due 2022	$1,000	$(23)	$977
5.125% Senior Notes due 2025	1,250	(28)	1,222
5.375% Senior Notes due 2027 (2)	1,250	(28)	1,222
6.288% Senior Reset Notes due 2019	(1,250)	—	(1,250)
6.366% Senior Reset Notes due 2020	(1,250)	—	(1,250)
Total	$1,000	$(79)	$921

(1)	Discounts reduce Proceeds from issuance of long-term debt and are included within Net cash (used in) provided by financing activities in our Consolidated Statements of Cash Flows.

(2)
In April 2017, we issued to DT $750 million in aggregate principal amount of the 5.375% Senior Notes due 2027, and in September 2017, we issued to DT the remaining $500 million in aggregate principal amount of the 5.375% Senior Notes due 2027.

Debt was as follows:

(in millions)	December 31, 2017	December 31, 2016
5.250% Senior Notes due 2018	$—	$500
6.464% Senior Notes due 2019	—	1,250
6.288% Senior Reset Notes to affiliates due 2019	—	1,250
6.542% Senior Notes due 2020	—	1,250
6.625% Senior Notes due 2020	—	1,000
6.366% Senior Reset Notes to affiliates due 2020	—	1,250
6.250% Senior Notes due 2021	—	1,750
6.633% Senior Notes due 2021	—	1,250
5.300% Senior Notes to affiliates due 2021	2,000	—
8.097% Senior Reset Notes to affiliates due 2021	1,250	1,250
6.125% Senior Notes due 2022	1,000	1,000
6.731% Senior Notes due 2022	—	1,250
4.000% Senior Notes due 2022	500	—
4.000% Senior Notes to affiliates due 2022	1,000	—
8.195% Senior Reset Notes to affiliates due 2022	1,250	1,250
Incremental term loan facility to affiliates due 2022	2,000	—
6.000% Senior Notes due 2023	1,300	1,300
6.625% Senior Notes due 2023	1,750	1,750
6.836% Senior Notes due 2023	600	600
9.332% Senior Reset Notes to affiliates due 2023	600	600
6.000% Senior Notes due 2024	1,000	1,000
6.500% Senior Notes due 2024	1,000	1,000
6.000% Senior Notes to affiliates due 2024	1,350	—
6.000% Senior Notes to affiliates due 2024	650	—
Incremental term loan facility to affiliates due 2024	2,000	—
5.125% Senior Notes due 2025	500	—
6.375% Senior Notes due 2025	1,700	1,700
5.125% Senior Notes to affiliates due 2025	1,250	—
6.500% Senior Notes due 2026	2,000	2,000
5.375% Senior Notes due 2027	500	—
5.375% Senior Notes to affiliates Due 2027	1,250	—
Senior Secured Term Loans	—	1,980
Capital leases	1,824	1,425
Unamortized premium from purchase price allocation fair value adjustment	78	212
Unamortized premium on debt to affiliates	59	—
Unamortized discount on Senior Secured Term Loans	—	(8)
Unamortized discount on affiliates Senior Notes	(73)	—
Debt issuance cost	(19)	(23)
Total debt	28,319	27,786
Less: Current portion of Senior Secured Term Loans	—	20
Less: Current portion of Senior Notes	999	—
Less: Current portion of capital leases	613	334
Total long-term debt	$26,707	$27,432

Classified on the balance sheet as:
Long-term debt	$12,121	$21,832
Long-term debt to affiliates	14,586	5,600
Total long-term debt	$26,707	$27,432
On May 9, 2017, we exercised our option under existing purchase agreements and issued the following Senior Notes to DT:

(in millions)	Principal Issuances	Premium	Net Proceeds from Issuance of Long-Term Debt
5.300% Senior Notes due 2021	$2,000	$—	$2,000
6.000% Senior Notes due 2024	1,350	40	1,390
6.000% Senior Notes due 2024	650	24	674
Total	$4,000	$64	$4,064
During the year ended December 31, 2017, we made the following borrowings:

(in millions)	Net Proceeds from Issuance of Long-Term Debt	Extinguishments	Write-off of Discounts and Issuance Costs (1)
LIBOR plus 2.00% Senior Secured Term Loan due 2022	$2,000	$—	$—
LIBOR plus 2.00% Senior Secured Term Loan due 2024	2,000	—	—
LIBOR plus 2.750% Senior Secured Term Loan (2)	—	(1,980)	13
Total	$4,000	$(1,980)	$13

(1)
Write-off of discounts and issuance costs are included in Other expense, net in our Consolidated Statements of Comprehensive Income and Other, net within Net cash provided by operating activities in our Consolidated Statements of Cash Flows.

(2)	Our Senior Secured Term Loan extinguished during the year ended December 31, 2017 was Third Party debt.
During the year ended December 31, 2017, we issued the following Senior Notes:

(in millions)	Principal Issuances	Issuance Costs	Net Proceeds from Issuance of Long-Term Debt
4.000% Senior Notes due 2022	$500	$2	$498
5.125% Senior Notes due 2025	500	2	498
5.375% Senior Notes due 2027	500	1	499
Total of Senior Notes issued	$1,500	$5	$1,495

Debt Instrument Redemption
During the year ended December 31, 2017, we made the following note redemptions:

(in millions)	Principal Amount	Write-off of Premiums, Discounts and Issuance Costs (1)	Call Penalties (1) (2)	Redemption Date	Redemption Price
6.625% Senior Notes due 2020	$1,000	$(45)	$22	February 10, 2017	102.208%
5.250% Senior Notes due 2018	500	1	7	March 4, 2017	101.313%
6.250% Senior Notes due 2021	1,750	(71)	55	April 1, 2017	103.125%
6.464% Senior Notes due 2019	1,250	—	—	April 28, 2017	100.000%
6.542% Senior Notes due 2020	1,250	—	21	April 28, 2017	101.636%
6.633% Senior Notes due 2021	1,250	—	41	April 28, 2017	103.317%
6.731% Senior Notes due 2022	1,250	—	42	April 28, 2017	103.366%
Total note redemptions	$8,250	$(115)	$188

(1)
Write-off of premiums, discounts, issuance costs and call penalties are included in Other expense, net in our Consolidated Statements of Comprehensive Income. Write-off of premiums, discounts and issuance costs are included in Other, net within Net cash provided by operating activities in our Consolidated Statements of Cash Flows.

(2)	The call penalty is the excess paid over the principal amount. Call penalties are included within Net cash (used in) provided by financing activities in our Consolidated Statements of Cash Flows.

Schedule of Future Minimum Lease Payments for Capital Leases
Future minimum payments required under capital leases, including interest and maintenance, over their remaining terms are summarized below:

(in millions)	Future Minimum Payments
Year Ended December 31,
2018	$682
2019	634
2020	338
2021	151
2022	67
Thereafter	172
Total	$2,044
Included in Total
Interest	$169
Maintenance	51

Schedule of Letters of Credit
The following table summarizes the outstanding standby letters of credit under each agreement:

(in millions)	December 31, 2017	December 31, 2016
JP Morgan Chase	$20	$20
Deutsche Bank	59	54
Total outstanding balance	$79	$74